Inventories, Net	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 — INVENTORIES, NET

Inventories consist of the following:

	As of September 30,
	2025	2024
Raw materials	$707,430	$720,041
Finished goods	1,608,488	1,141,525
Inventories valuation allowance	(122,739)	(124,512)
Total inventories, net	$2,193,179	$1,737,054

Inventories valuation allowance movement is as follows:

	As of September 30,
	2025	2024
Beginning balance	$124,512	$69,746
Addition	-	50,651
Foreign currency translation adjustments	(1,773)	4,115
Ending balance	$122,739	$124,512